INTANGIBLE ASSET (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Year ending December 31, 2013	$ 481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
Intangible asset, net	$ 3,524,423	$ 3,970,114